Angel Oak Mortgage Trust I, LLC 2019-2 ABS-15G

Exhibit 99.2

Exception Standard Report - DS-74200
Run Date - 3/1/2019 3:54:16 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Comments
900016727						Purchase	Primary				Post-Close Reviewed with Exceptions	03/15/2015	Compliance	Federal	Compliance	Open		1	Federal HPML Compliant
900017814						Purchase	Investment				Post-Close Reviewed with Exceptions	05/26/2015	Credit	Miscellaneous	Credit	Cleared	06/05/2015	1	Credit Exception:	Missing Underwriting Approval			6/5/15 Received Underwriting Approval
900013847						Purchase	Second Home				Post-Close Reviewed with Exceptions	09/16/2015	AUS	Guideline Issue	Credit	Open		2	Guideline Requirement: Total debt ratio discrepancy.	Mortgage Exception Approval p434 for DTI of 27/48.		1) 27 years on the job 2) Residual Income $4500 3) 30 months PITIA reserves